united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Ultimus Fund Solutions, LLC.

4221 North 203rd Street, Suite 100 Elkhorn, Nebrask 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 2/28

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

Monarch Ambassador Income ETF
MAMB

Monarch Blue Chips Core ETF
MBCC

Monarch ProCap ETF
MPRO

Semi-Annual Report
August 31, 2023

1-541-291-4405
www.monarchfunds.com

Distributed by Northern Lights Distributors, LLC.
Member FINRA/SIPC

Monarch Ambassador Income ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2023

The Fund’s performance figures* for the six months ended August 31, 2023, as compared to its benchmarks:

	Six Months	One Year	Since Inception**
Monarch Ambassador Income ETF - NAV	0.18%	(1.04)%	(4.72)%
Monarch Ambassador Income ETF - Market Price	0.37%	(0.95)%	(4.67)%
Kingsview Ambassador Income Index ***	0.36%	(0.68)%	(4.47)%
Bloomberg U.S. Aggregate Total Return Bond Index ****	0.95%	(1.19)%	(4.39)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.monarchfunds.com or by calling 1-541-291-4405.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least June 30, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation which may include imdemnification of Fund Officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.25% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 1.56% per the June 28, 2023 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.49% of net assets per the June 28, 2023 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on March 23, 2021.

***	The Kingsview Ambassador Income Index is designed to measure the performance of an investable universe of fixed income securities of varying credit quality and duration, including corporate bonds, lower-quality bonds, known as “high yield” or “junk” bonds, treasury bonds, municipal bonds, mortgage backed securities and convertible bonds, that provide broad exposure to the U.S. and global bond market. The Index has 12 ETF constituents which are weighted differently throughout the phases of the economic cycle (i.e., expansion, peak,, contraction, through) in an effort to maximize risk-adjusted returns. The Index may have up to 12.5% in an alternative sleeve of instruments that could range from currency ETFs to commodity ETFs. Investors cannot invest directly in an index.

****	The Bloomberg U.S. Aggregate Total Return Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The Index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The Index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s holdings by asset class as of August 31, 2023 are as follows:

Asset Class	% of Net Assets
Exchange -Traded Funds
Fixed Income	87.5%
Commodity	12.4%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Monarch Blue Chips Core ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2023

The Fund’s performance figures* for the six months ended August 31, 2023, as compared to its benchmarks:

	Six Months	One Year	Since Inception**
Monarch Blue Chips Core ETF - NAV	15.70%	18.32%	4.45%
Monarch Blue Chips Core ETF - Market Price	15.87%	18.25%	4.50%
Kingsview Blue Chips Core Index ***	15.93%	18.66%	4.72%
S&P 500 Total Return Index ****	14.50%	15.94%	7.67%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.monarchfunds.com or by calling 1-541-291-4405.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least June 30, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation which may include imdemnification of Fund Officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.25% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 1.41% per the June 28, 2023 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.25% of net assets per the June 28, 2023 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on March 23, 2021.

***	The Kingsview Blue Chips Core Index consists of established, well-recognized companies from a broad range of industries that demonstrate strength in the marketplace based on fundamental company data such as revenue, revenue growth, net income, and net income growth. Index constituents are determined by following a proprietary rules-based methodology that scores this fundamental company data of the companies listed on the S&P 500 to determine approximately 24 of the highest-ranking comapnies. These companies are typically equally weighted in the Index. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s holdings by asset class as of August 31, 2023 are as follows:

Asset Class	% of Net Assets
Common Stocks
Software	17.0%
Diversified Industrials	9.1%
Technology Services	8.6%
Retail - Consumer Staples	8.3%
Semiconductors	5.0%
Biotech & Pharma	4.9%
E-Commerce Discretionary	4.4%
Insurance	4.3%
Internet Media & Services	4.2%
Medical Equipment & Devices	4.2%
Other Industries	29.8%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Monarch ProCap ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2023

The Fund’s performance figures* for the six months ended August 31, 2023, as compared to its benchmarks:

	Six Months	One Year	Since Inception**
Monarch ProCap ETF - NAV	2.27%	1.82%	2.48%
Monarch ProCap ETF - Market Price	2.23%	1.82%	2.49%
Kingsview ProCap Index ***	2.36%	1.97%	2.65%
S&P Target Risk Moderate Total Return Index ****	4.84%	5.67%	(0.92)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.monarchfunds.com or by calling 1-541-291-4405.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least June 30, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation which may include imdemnification of Fund Officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.25% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses are 1.17% per the June 28, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on March 23, 2021.

***	The Kingsview ProCap Index consists of fixed income and equity ETFs that provide broad exposure to the U.S. and global bond markets and to the S&P Global Industry Classification Standard (“GICS”) sectors. The Index is comprised of 6-9 constituents, with fixed income ETFs and equity ETFs collectively comprising at least 90% of the Index, with each being no less than 15% and no more than 75% of the Index. The equity allocation of the Index is further divided into sector allocations that represent the GICS sectors. The Index may have up to 10% in an alternative sleeve of instruments that could range from currency ETFs to commodity ETFs, such as gold. Investors cannot invest directly in an index.

****	The S&P Target Risk Moderate Total Return Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s holdings by asset class as of August 31, 2023 are as follows:

Asset Class	% of Net Assets
Exchange - Traded Funds
Equity	59.3%
Fixed Income	40.5%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Monarch Ambassador Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	COMMODITY - 12.4%
151,993	iShares Gold Trust(a)	$5,585,743

	FIXED INCOME - 87.5%
216,164	Invesco Taxable Municipal Bond	5,650,527
27,537	iShares 1-3 Year Treasury Bond ETF	2,237,106
58,728	iShares 20+ Year Treasury Bond ETF	5,675,474
94,765	iShares 7-10 Year Treasury Bond ETF	8,983,721
58,090	iShares Core U.S. Aggregate Bond ETF	5,623,112
42,518	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,513,711
61,282	iShares MBS ETF	5,631,816
37,934	SPDR Portfolio Short Term Corporate Bond ETF	1,117,915
		39,433,382

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,347,077)	45,019,125

	TOTAL INVESTMENTS - 99.9% (Cost $46,347,077)	$45,019,125
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	36,776
	NET ASSETS - 100.0%	$45,055,901

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Security

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

Monarch Blue Chips Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	APPAREL & TEXTILE PRODUCTS - 3.7%
17,509	NIKE, Inc., Class B	$1,780,840

	BEVERAGES - 3.8%
30,888	Coca-Cola Company (The)	1,848,029

	BIOTECH & PHARMA - 4.9%
4,288	Eli Lilly and Company	2,376,409

	DIVERSIFIED INDUSTRIALS - 9.1%
23,714	Emerson Electric Company	2,329,901
18,150	General Electric Company	2,077,449
		4,407,350
	E-COMMERCE DISCRETIONARY - 4.4%
15,280	Amazon.com, Inc.(a)	2,108,793

	ELECTRIC UTILITIES - 3.5%
25,084	NextEra Energy, Inc.	1,675,611

	ENTERTAINMENT CONTENT - 3.6%
20,948	Walt Disney Company (The)(a)	1,752,929

	HEALTH CARE FACILITIES & SERVICES - 3.7%
3,783	UnitedHealth Group, Inc.	1,802,902

	INFRASTRUCTURE REIT - 3.7%
9,984	American Tower Corporation	1,810,299

	INSURANCE - 4.3%
5,726	Berkshire Hathaway, Inc., Class B(a)	2,062,505

	INTERNET MEDIA & SERVICES - 4.2%
4,655	Netflix, Inc.(a)	2,018,780

See accompanying notes to financial statements.

Monarch Blue Chips Core ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	LEISURE FACILITIES & SERVICES - 3.8%
18,866	Starbucks Corporation	$1,838,303

	MEDICAL EQUIPMENT & DEVICES - 4.2%
3,615	Thermo Fisher Scientific, Inc.	2,013,917

	RETAIL - CONSUMER STAPLES - 8.3%
3,597	Costco Wholesale Corporation	1,975,760
12,545	Walmart, Inc.	2,039,943
		4,015,703
	SEMICONDUCTORS - 5.0%
4,863	NVIDIA Corporation	2,400,134

	SOFTWARE - 17.0%
4,412	Adobe, Inc.(a)	2,467,808
5,609	Microsoft Corporation	1,838,406
17,391	Oracle Corporation	2,093,702
8,239	Salesforce, Inc.(a)	1,824,609
		8,224,525
	TECHNOLOGY HARDWARE - 4.0%
10,391	Apple, Inc.	1,952,157

	TECHNOLOGY SERVICES - 8.6%
5,047	Mastercard, Inc., Class A	2,082,594
8,337	Visa, Inc., Class A	2,048,234
		4,130,828

	TOTAL COMMON STOCKS (Cost $44,062,285)	48,220,014

	TOTAL INVESTMENTS - 99.8% (Cost $44,062,285)	$48,220,014
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	80,728
	NET ASSETS - 100.0%	$48,300,742

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

Monarch ProCap ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 59.3%
123,566	Consumer Staples Select Sector SPDR Fund	$8,990,662
70,119	Health Care Select Sector SPDR Fund	9,340,553
111,233	Materials Select Sector SPDR Fund	9,220,103
248,851	Real Estate Select Sector SPDR Fund	9,212,464
143,913	Utilities Select Sector SPDR Fund	9,060,762
		45,824,544
	FIXED INCOME - 40.5%
323,878	iShares Core U.S. Aggregate Bond ETF	31,351,390

	TOTAL EXCHANGE-TRADED FUNDS (Cost $77,835,122)	77,175,934

	TOTAL INVESTMENTS - 99.8% (Cost $77,835,122)	$77,175,934
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	139,559
	NET ASSETS - 100.0%	$77,315,493

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2023

	Monarch Ambassador Income ETF	Monarch Blue Chips Core ETF	Monarch ProCap ETF
ASSETS
Investment securities:
Investments, At cost	$46,347,077	$44,062,285	$77,835,122
Investments, At value	$45,019,125	$48,220,014	$77,175,934
Cash	57,523	36,807	158,783
Dividends and interest receivable	—	42,566	—
Due from Adviser	872	—	—
Receivable for Fund shares sold	543,067	6,210,321	—
Prepaid expenses	2,061	1,818	7,445
TOTAL ASSETS	45,622,648	54,511,526	77,342,162

LIABILITIES
Payable for investments purchased	542,047	6,178,964	—
Investment advisory fees payable	—	5,417	2,936
Payable to related parties	4,889	4,636	6,484
Accrued expenses and other liabilities	19,811	21,767	17,249
TOTAL LIABILITIES	566,747	6,210,784	26,669
NET ASSETS	$45,055,901	$48,300,742	$77,315,493

Net Assets Consist Of:
Paid in capital	$50,602,764	$46,662,339	$86,478,344
Accumulated gain (loss)	(5,546,863)	1,638,403	(9,162,851)
NET ASSETS	$45,055,901	$48,300,742	$77,315,493

Net Asset Value Per Share:
Net Assets	$45,055,901	$48,300,742	$77,315,493
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,075,000	1,750,000	3,025,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$21.71	$27.60	$25.56

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2023

	Monarch Ambassador Income ETF	Monarch Blue Chips Core ETF	Monarch ProCap ETF
INVESTMENT INCOME
Dividends	$628,354	$203,658	$1,093,876
TOTAL INVESTMENT INCOME	628,354	203,658	1,093,876

EXPENSES
Investment advisory fees	183,345	160,339	330,301
Administrative services	33,320	33,320	33,788
Custodian fees	11,547	11,365	13,806
Professional fees	8,850	8,086	13,530
Audit fees	7,814	7,814	7,814
Legal fees	7,049	7,056	7,070
Trustees fees and expenses	6,982	6,982	7,467
Transfer agent fees	5,288	5,293	5,293
Printing and postage expenses	5,025	5,039	5,060
Insurance expense	1,222	1,222	1,707
Other Expenses	5,916	5,916	5,916
TOTAL EXPENSES	276,358	252,432	431,752
Less: Fees waived by the Adviser	(6,667)	(16,385)	—
NET EXPENSES	269,691	236,047	431,752

NET INVESTMENT INCOME (LOSS)	358,663	(32,389)	662,124

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	40,907	201,125	1,257,125
Investments	(286,852)	(45,804)	(2,016,193)
	(245,945)	155,321	(759,068)
Net change in unrealized appreciation:
Investments	3,375	5,278,777	1,488,148

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(242,570)	5,434,098	729,080

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,093	$5,401,709	$1,391,204

See accompanying notes to financial statements.

Monarch Ambassador Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023
FROM OPERATIONS
Net investment income	$358,663	$439,969
Net realized loss on investments	(245,945)	(2,920,483)
Net change in unrealized appreciation (depreciation) on investments	3,375	(1,125,085)
Net increase (decrease) in net assets resulting from operations	116,093	(3,605,599)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(253,320)	(351,088)
Decrease in net assets resulting from distributions to shareholders	(253,320)	(351,088)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,351,296	23,134,915
Cost of shares redeemed	(1,667,597)	(7,889,237)
Transaction Fees (Note 5)	1,800	5,400
Net increase in net assets resulting from shares of beneficial interest	2,685,499	15,251,078

TOTAL INCREASE IN NET ASSETS	2,548,272	11,294,391

NET ASSETS
Beginning of Year/Period	42,507,629	31,213,238
End of Year/Period	$45,055,901	$42,507,629

SHARE ACTIVITY
Shares Sold	200,000	1,025,000
Shares Redeemed	(75,000)	(350,000)
Net increase in shares of beneficial interest outstanding	125,000	675,000

See accompanying notes to financial statements.

Monarch Blue Chips Core ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023
FROM OPERATIONS
Net investment income (loss)	$(32,389)	$14,533
Net realized gain (loss) on investments	155,321	(2,369,787)
Net change in unrealized appreciation on investments	5,278,777	230,606
Net increase (decrease) in net assets resulting from operations	5,401,709	(2,124,648)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(36,540)	—
Net decrease in net assets resulting from distributions to shareholders	(36,540)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,206,767	9,516,606
Cost of shares redeemed	(1,892,810)	(2,375,354)
Transaction fees (Note 5)	2,250	3,825
Net increase in net assets resulting from shares of beneficial interest	8,316,207	7,145,077

TOTAL INCREASE IN NET ASSETS	13,681,376	5,020,429

NET ASSETS
Beginning of Year/Period	34,619,366	29,598,937
End of Year/Period	$48,300,742	$34,619,366

SHARE ACTIVITY
Shares Sold	375,000	400,000
Shares Redeemed	(75,000)	(100,000)
Net increase in shares of beneficial interest outstanding	300,000	300,000

See accompanying notes to financial statements.

Monarch ProCap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023
FROM OPERATIONS
Net investment income	$662,124	$1,083,530
Net realized loss on investments	(759,068)	(3,302,263)
Net change in unrealized appreciation (depreciation) on investments	1,488,148	(1,704,373)
Net increase (decrease) in net assets resulting from operations	1,391,204	(3,923,106)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(668,737)	(909,143)
Decrease in net assets resulting from distributions to shareholders	(668,737)	(909,143)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	22,498,741	105,575,235
Cost of shares redeemed	(45,482,022)	(67,510,380)
Transaction fees (Note 5)	3,150	5,175
Net increase (decrease) in net assets resulting from shares of beneficial interest	(22,980,131)	38,070,030

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,257,664)	33,237,781

NET ASSETS
Beginning of Year/Period	99,573,157	66,335,376
End of Year/Period	$77,315,493	$99,573,157

SHARE ACTIVITY
Shares Sold	875,000	4,025,000
Shares Redeemed	(1,800,000)	(2,550,000)
Net increase (decrease) in shares of beneficial interest outstanding	(925,000)	1,475,000

See accompanying notes to financial statements.

Monarch Ambassador Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Period Ended
	August 31, 2023		February 28, 2023	February 28, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$21.80		$24.48	$25.00
Activity from investment operations:
Net investment income (2)	0.18		0.26	0.12
Net realized and unrealized loss on investments	(0.14)		(2.74)	(0.50)
Total from investment operations	0.04		(2.48)	(0.38)
Less distributions from:
Net investment income	(0.13)		(0.20)	(0.14)
Total distributions	(0.13)		(0.20)	(0.14)
Net asset value, end of year/period	$21.71		$21.80	$24.48
Market price, end of year/period	$21.74		$21.79	$24.48
Total return (3)	0.18	% (4)	(10.14)%	(1.53	)% (4)
Market price total return	0.37%		(10.18)%	(1.53)%
Net assets, at end of year/period (000s)	$45,056		$42,508	$31,213
Ratio of gross expenses to average net assets (6)	1.28	% (5)	1.32%	1.44	% (5)
Ratio of net expenses to average net assets (6)	1.25	% (5)	1.25%	1.25	% (5)
Ratio of net investment income to average net assets (7)	1.67	% (5)	1.18%	0.51	% (5)
Portfolio Turnover Rate (8)	78	% (4)	228%	123	% (4)

(1)	The Monarch Ambassador Income ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

Monarch Blue Chips Core ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year	Period Ended
	August 31, 2023		February 28, 2023	February 28, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$23.88		$25.74	$25.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.01	(0.09)
Net realized and unrealized gain (loss) on investments	3.77		(1.87)	0.83	(7)
Total from investment operations	3.75		(1.86)	0.74
Less distributions from:
Net investment income	(0.03)		—	—
Total distributions	(0.03)		—	—
Net asset value, end of year/period	$27.60		$23.88	$25.74
Market price, end of year/period	$27.63		$23.87	$25.71
Total return (3)	15.70	% (4)	(7.23)%	2.96	% (4)
Market price total return	15.87%		(7.16)%	2.84%
Net assets, at end of year/period (000s)	$48,301		$34,619	$29,599
Ratio of gross expenses to average net assets	1.34	% (5)	1.41%	1.46	% (5)
Ratio of net expenses to average net assets	1.25	% (5)	1.25%	1.25	% (5)
Ratio of net investment income (loss) to average net assets	(0.17	)% (5)	0.05%	(0.33	)% (5)
Portfolio Turnover Rate (6)	55	% (4)	126%	39	% (4)

(1)	The Monarch Blue Chips Core ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Monarch ProCap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Period Ended
	August 31, 2023		February 28, 2023	February 28, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$25.21		$26.80	$25.00
Activity from investment operations:
Net investment income (2)	0.22		0.32	0.17
Net realized and unrealized gain (loss) on investments	0.35		(1.64)	1.89
Total from investment operations	0.57		(1.32)	2.06
Less distributions from:
Net investment income	(0.22)		(0.27)	(0.22)
Net realized gains	—		—	(0.04)
Total distributions	(0.22)		(0.27)	(0.26)
Net asset value, end of year/period	$25.56		$25.21	$26.80
Market price, end of year/period	$25.57		$25.23	$26.80
Total return (3)	2.27	% (4)	(4.93)%	8.26	% (4)
Market price total return	2.23%		(4.85)%	8.26%
Net assets, at end of year/period (000s)	$77,315		$99,573	$66,335
Ratio of net expenses to average net assets (6)	1.12	% (5)	1.06%	1.17	% (5)
Ratio of net investment income to average net assets (7)	1.71	% (5)	1.26%	0.67	% (5)
Portfolio Turnover Rate (8)	113	% (4)	396%	291	% (4)

(1)	The Monarch ProCap ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2023

1.	ORGANIZATION

The Monarch Ambassador Income ETF (“MAMB”), Monarch Blue Chips Core ETF (“MBCC”), and Monarch ProCap ETF (“MPRO”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MAMB’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Kingsview Ambassador Income Index. MBCC’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Kingsview Blue Chips Core Index. MPRO’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Kingsview ProCap Index. The investment objectives are non-fundamental. MAMB and MPRO are “fund of funds”, in that they will generally invest in other investment companies. The Funds commenced operations on March 23, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange, including exchange – traded funds, are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – Each Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Fund’s performance.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2023 for the Funds’ assets measured at value:

MAMB
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$45,019,125	$—	$—	$45,019,125
Total	$45,019,125	$—	$—	$45,019,125

MBCC
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$48,220,014	$—	$—	$48,220,014
Total	$48,220,014	$—	$—	$48,220,014

MPRO
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$77,175,934	$—	$—	$77,175,934
Total	$77,175,934	$—	$—	$77,175,934

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended February 28, 2022 and February 28, 2023, or expected to be taken in the Funds’ February 29, 2024 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. For the six months ended August 31, 2023, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
MAMB	$33,584,430	$33,424,979
MBCC	$21,629,357	$21,215,868
MPRO	$87,728,378	$87,373,575

For the six months ended August 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
MAMB	$4,343,195	$1,660,359
MBCC	$10,154,742	$1,880,381
MPRO	$22,430,655	$45,364,070

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Kingsview Wealth Management LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Penserra Capital Management LLC, as the sub-adviser (the “Sub-Adviser”), to manage the assets of the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of it’s average daily net assets. For the six months ended August 31, 2023, the Adviser earned $183,345, $160,339, and $330,301 in investment advisory fees for MAMB, MBCC, and MPRO, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund Officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 1.25% of average daily net assets for each Fund, herein referred to as the “Expense Limitation.”

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, the Adviser, on a rolling three- year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed the Expense Limitation in place at the time of waiver and at the time of reimbursement. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

for the Fund shall be suspended. For the six months ended August 31, 2023, the Adviser waived fees and/or reimbursed expenses in the amount of $6,667, $16,385, and $0 for MAMB, MBCC and MPRO, respectively, pursuant to the Waiver Agreement.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	February 28, 2025	February 28, 2026
MAMB	$47,555	$25,327
MBCC	$51,239	$48,986

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC, (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, each Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash- in-lieu are required to pay an additional variable charge to compensate the Funds and their its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by a Fund.

The Transaction Fees for the Funds are listed in the table below:

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
MAMB	$225	2.00%
MBCC	$225	2.00%
MPRO	$225	2.00%

*	The maximum Transaction Fee is 2.00% as a percentage of the amount invested.

For the Six Months ended August 31, 2023, the fixed and variable fees were as follows:

Fund	Fixed Fees	Variable Fees
MAMB	$1,800	$—
MBCC	$2,250	$—
MPRO	$3,150	$—

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended February 28, 2023 and February 28, 2022 was as follows:

For fiscal year or period ended	Ordinary	Long-Term	Return of
2/28/2023	Income	Capital Gains	Capital	Total
MAMB	$351,088	$—	$—	$351,088
MBCC	—	—	—	—
MPRO	909,143	—	—	909,143

For fiscal year or period ended	Ordinary	Long-Term	Return of
2/28/2022	Income	Capital Gains	Capital	Total
MAMB	$157,955	$—	$—	$157,955
MBCC	—	—	—	—
MPRO	547,530	—	—	547,530

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

As of February 28, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
MAMB	$78,887	$—	$(1,484,414)	$(2,471,850)	$—	$(1,532,259)	$(5,409,636)
MBCC	7,315	—	—	(2,607,197)	—	(1,126,885)	(3,726,767)
MPRO	13,240	—	(2,160,544)	(5,574,166)	—	(2,163,848)	(9,885,318)

The difference between book basis and tax basis accumulated net realized losses and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
MAMB	$1,484,414
MBCC	—
MPRO	2,160,544

At February 28, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
MAMB	$2,312,845	$159,004	$2,471,849
MBCC	2,016,454	590,742	2,607,197
MPRO	5,574,166	—	5,574,166

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Funds for the year ended February 28, 2023 as follows:

	Paid	Accumulated
	In	Earnings
	Capital	(Losses)
MAMB	$505,745	$(505,745)
MBCC	79,169	(79,169)
MPRO	3,660,391	(3,660,391)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Portfolio	Tax Cost	Appreciation	Depreciation	Deprecitation
MAMB	$46,548,009	$54,560	$(1,583,444)	$(1,528,884)
MBCC	44,068,122	5,452,095	(1,300,203)	4,151,892
MPRO	77,851,634	495,851	(1,171,551)	(675,700)

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

MPRO currently invests a significant portion of its assets in the iShares Core U.S. Aggregate Bond ETF (“iShares”). MPRO may redeem its investment in iShares at any time if the Adviser determines that it is in the best interest of MPRO and its shareholders to do so. MPRO’s performance will be directly affected by the performance of iShares. The financial statements of iShares, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with MPRO’s financial statements. As of August 31, 2023, MPRO’s investment in iShares represented 40.5% of MPRO’s net assets.

9.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Monarch ETFs
EXPENSE EXAMPLES
August 31, 2023

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023 through August 31, 2023.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	3/1/23	8/31/23	3/1/23-8/31/23	3/1/23-8/31/23
MAMB	$1,000.00	$1,001.80	$6.29	1.25%
MBCC	$1,000.00	$1,157.00	$6.78	1.25%
MPRO	$1,000.00	$1,022.70	$5.67	1.12%
Hypothetical

(5% return before expenses)
MAMB	$1,000.00	$1,018.85	$6.34	1.25%
MBCC	$1,000.00	$1,018.85	$6.34	1.25%
MPRO	$1,000.00	$1,019.53	$5.66	1.12%

*	“Actual” expenses are equal to the average account value over the period multiplied by Fund’s annualized net expense ratios multiplied by 184/366 (to reflect the period from March 1, 2023 to August 31, 2023). “Hypothetical” expense information for the Funds is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratios and average account values over the period, but is multiplied by 184/366 (to reflect the full half-year period).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.monarchfunds.com.

INVESTMENT ADVISOR
Kingsview Wealth Management LLC
509 SE 7th Street, 2nd Floor
Grants Pass, OR 97526

INVESTMENT SUB-ADVISOR
Penserra Capital Management LLC
4 Orinda Way, Suite 100
Orinda, CA 94563

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

MONARCH-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/7/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/7/23

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 11/7/23